SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.1%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2032	$ 700,000	$ 727,753
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	474,644
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	5,465,000	5,427,133
[a]	Series E, 4.03% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	989,203
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,099,908
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series A, 5.00% due 8/15/2033	1,000,000	1,028,028
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	782,312
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,488,598
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,075,000	4,393,408
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	460,000	476,723
	California (Stanford Health Care Obligated Group) HFFA,
	Series A,
[a]	3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	2,996,235
	5.00% due 8/15/2033	1,500,000	1,730,689
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	5,000,000	5,287,885
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	1,540,000	1,541,677
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	500,000	520,907
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,177,012
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,500,000	4,482,184
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,390,824
[a]	California Community Choice Financing Authority (Guaranty: New York Life Insurance Co.) (Green Bond), Series 2024H, 5.00% due 1/1/2056 (put 8/1/2033)	2,000,000	2,179,120
[a]	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond), Series F, 5.00% due 2/1/2055 (put 11/1/2032)	6,400,000	6,841,491
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	5,000,000	5,375,425
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	397,341
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,970,290
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-1,
	3.60% due 8/1/2034	200,000	199,192
	3.65% due 2/1/2035 - 8/1/2035	1,285,000	1,280,626
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,000,000	3,989,804
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,512,930
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	670,000	667,131
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,101
	Series B-2, 3.75% due 11/15/2028	2,990,000	2,990,670
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,900,000	2,810,428
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	217,388
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	919,019
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,210,836
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	614,053
	5.00% due 5/15/2025 - 5/15/2031	2,295,000	2,421,865
	California Municipal Finance Authority (Palomar Health Obligated Group) (AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	537,976
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.80% due 7/1/2041 (put 4/1/2025)	2,000,000	1,988,412
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	1,943,436
[a]	4.375% due 9/1/2053 (put 9/1/2033)	3,000,000	2,945,859
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,010,993
[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	1,000,000	1,051,519
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	4.125% due 10/1/2041 (put 10/1/2025)	750,000	750,478
[a]	4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	1,999,806
[a]	Series B, 4.80% due 11/1/2041 (put 6/2/2025)	1,000,000	1,001,211
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,750,000	2,741,535
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	3,000,000	2,993,628
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,038,799

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	California State Public Works Board,
	Series C, 5.00% due 9/1/2033	$1,500,000	$ 1,722,823
	Series D, 4.00% due 4/1/2033	1,045,000	1,058,635
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,196,497
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027	500,000	507,856
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,638,253
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	2,815,000	3,058,641
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2031	200,000	210,266
	California Statewide Communities Development Authority (Odd Fellows Home of California) (California Mtg Insurance), Series A, 5.00% due 4/1/2026	250,000	255,764
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,206,427
	Series D, 4.50% due 11/1/2033	3,500,000	3,653,506
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	683,325
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	665,000	647,217
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2029 - 8/1/2034	2,090,000	2,324,268
	City of Chula Vista Redevelopment Successor Agency (AGM), 5.00% due 10/1/2032	1,070,000	1,098,710
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas) (BAM), 5.00% due 8/1/2025	950,000	959,177
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,255,000	3,530,865
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,744,868
	Series C, 5.00% due 5/15/2031	400,000	417,724
	Series D, 5.00% due 5/15/2033	5,435,000	5,878,110
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,048,898
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,231,770
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2025	1,155,000	1,167,676
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,209,909
	County of Riverside, Series A, 3.00% due 10/17/2025	1,500,000	1,498,804
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,006,801
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 & East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	754,680
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	506,188
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,280,515
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2025	850,000	854,085
	Hesperia Community Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2030	500,000	531,274
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,711,914
	Jurupa Public Financing Authority (AGM), 5.00% due 9/1/2032	2,260,000	2,567,588
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,476,713
	Los Angeles Community College District GO, 5.00% due 8/1/2026 - 8/1/2034	6,000,000	6,639,102
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,661,536
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,500,000	2,485,132
[a]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	3,980,000	3,979,602
	Los Angeles Department of Water & Power, Series B, 5.00% due 7/1/2033	1,050,000	1,090,182
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	3,000,000	2,951,040
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	994,351
	Los Angeles USD (Green Bond) COP, Series A, 5.00% due 10/1/2033	3,000,000	3,415,989
	Los Angeles USD GO, Series A, 5.00% due 7/1/2034	500,000	590,146
	Municipal Improvement Corp. (Los Angeles), Series B, 4.00% due 11/1/2033	1,225,000	1,243,049
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2025 - 3/1/2028	2,575,000	2,609,989
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	1,000,000	1,054,732
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2025	1,300,000	1,313,816
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,333,346
	Pittsburg Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2026 - 9/1/2029	1,535,000	1,578,675
	Port of Los Angeles AMT, Series A-1, 5.00% due 8/1/2033 - 8/1/2034	1,450,000	1,607,756
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,765,792
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,016,094
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AGM), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,827,643
	Riverside County Redevelopment Successor Agency (AGM), Series B, 5.00% due 10/1/2030	500,000	505,569
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	750,000	758,368
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2025 - 10/1/2026	1,150,000	1,179,658
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease) (BAM), Series A, 5.00% due 3/1/2025	2,175,000	2,176,129
[a]	Sacramento Municipal Utility District, Series B, 5.00% due 8/15/2049 (put 10/15/2025)	1,270,000	1,276,980
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	541,975
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2033	5,380,000	5,849,523
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,734,044

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032 - 5/1/2034	$5,000,000	$ 5,407,323
	San Francisco Community College District (BAM) GO, Series B, 5.00% due 6/15/2033 - 6/15/2034	1,150,000	1,307,397
	San Marcos Redevelopment Successor Agency, Series A, 5.00% due 10/1/2033	1,000,000	1,011,309
	San Mateo County Transit District Sales Tax Revenue, Series A, 5.00% due 6/1/2029	1,000,000	1,007,540
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,043,402
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2029 - 6/1/2034	2,685,000	2,790,074
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	363,561
	State of California GO,
	4.00% due 9/1/2034	1,000,000	1,007,128
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,758,966
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2025 - 10/1/2027	1,735,000	1,794,161
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,345,491
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	452,197
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,003,610
	West Contra Costa (BAM) USD GO, Series B, 5.00% due 8/1/2035	425,000	486,813
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,153,221
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.1% (Cost $248,234,466)		$249,963,643
	SHORT-TERM MUNICIPAL BONDS — 1.0%
[a]	Regents of the University of California Medical Center Pooled Revenue, Series K, 3.60% due 5/15/2047 (put 1/2/2025)	2,560,000	2,560,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.0% (Cost $2,560,000)		$2,560,000
	Total Investments — 98.1% (Cost $250,794,466)		$252,523,643
	Other Assets Less Liabilities — 1.9%		4,836,017
	Net Assets — 100.0%		$257,359,660

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $2,993,628, representing 1.16% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.